Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation consolidated statements of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net cash flows provided by operating activities	$ 236,155	$ 253,804	$ 234,022
Cash flows from financing activities
Settlement funds - merchants and customers, net	(160,813)	(163,837)	(588,151)
Net cash flows used in financing activities	$ (163,383)	$ (280,799)	$ (771,028)